Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$98,367	$176	$158	$98,385
U.S. government treasuries	84,558	—	195	84,363
U.S. agency securities	60,794	—	148	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	47,108	—	34	47,074
Commercial paper and certificates of deposit	33,448	—	—	33,448
Supranational and sovereign debt	8,819	—	42	8,777

Total(1)	$385,598	$176	$577	$385,197

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2017, $329,997 of securities were classified as short-term interest-bearing investments and $55,200 of securities were classified as cash and cash equivalents.

	As of September 30, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$95,852	$339	$37	$96,154
U.S. government treasuries	105,377	151	15	105,513
U.S. agency securities	48,339	69	15	48,393
Money market funds	449,288	—	—	449,288
Asset backed obligations	30,121	73	—	30,194
Commercial paper and certificates of deposit	42,498	—	—	42,498
Supranational and sovereign debt	8,334	8	—	8,342

Total(2)	$779,809	$640	$67	$780,382

(2)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2016, $327,063 of securities were classified as short-term interest-bearing investments and $453,319 of securities were classified as cash and cash equivalents.

Available-for-Sale Securities Debt Maturities Market Value

As of September 30, 2017, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$170,161
1 to 2 years	120,819
2 to 3 years	77,666
3 to 4 years	10,642
Thereafter	5,909

$385,197